Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Short-term investments
Held-to-maturity investments	¥ 114,928	$ 17,613	¥ 28,500
Total investments held by consolidated investment funds			642,759
Total short-term investments	114,928	17,613	671,259
Long-term investments
Held-to-maturity investments			36,816
Available-for-sale investments	14,135	2,166	15,081
Investments measured at fair value	285,045	43,685	255,967
Total other long-term investments	447,751	68,621	568,883
Total Investments held by consolidated investment funds	74,498	11,418	260,311
Total long-term investments	536,384	82,205	881,091
Total investments	651,312	99,818	1,552,350
Fixed Income Products
Short-term investments
Held-to-maturity investments	114,928	17,613	28,500
Long-term investments
Held-to-maturity investments			36,816
Available-for-sale investments	14,135	2,166	15,081
Private Equity Funds Products
Long-term investments
Investments measured at cost less impairment	100,295	15,371	105,614
other investors
Long-term investments
Investments measured at cost less impairment	¥ 62,411	$ 9,565	¥ 207,302